INITIAL PUBLIC OFFERING (Details) - Cartesian Growth Corporation III			12 Months Ended
	May 05, 2025 USD ($) D $ / shares shares	May 01, 2025 shares	Dec. 31, 2025 $ / shares shares	Mar. 31, 2026 shares	Dec. 31, 2024 shares
Public Warrants
INITIAL PUBLIC OFFERING
Number of warrants outstanding | shares			13,800,000	13,800,000
Private Placement Warrants
INITIAL PUBLIC OFFERING
Number of warrants outstanding | shares			6,800,000	6,800,000
Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of shares issued for each warrant | shares	1
Exercise price of warrants | $ / shares	$ 11.5
Minimum share price required for redemption of warrants | $ / shares	18
Redemption price per warrant | $ / shares	18
Business combination, warrants adjustment, stock issue price trigger | $ / shares	$ 9.2
Business combination, warrants adjustment, proceeds from stock issue, percentage trigger	60.00%
Business combination, warrants adjustment, trading period	20 days
Business combination, warrants adjustment, volume weighted average trading price trigger | $ / shares	$ 9.2
Business combination, warrants adjustment, exercise price percentage	115.00%
Business combination, warrants adjustment, redemption price percentage	180.00%
Initial public offering
INITIAL PUBLIC OFFERING
Number of units offered | shares	27,600,000
Price per unit | $ / shares	$ 10
Gross proceeds from issuance of initial public offering | $	$ 276,000,000
Number of redeemable warrant per unit | shares	0.5
Threshold days from business combination for transfer of warrants	30 days		30 days
Expiry term of warrants	5 years		5 years
Number of warrants outstanding | shares			20,600,000	20,600,000	0
Minimum lock in period required for warrant exercise from the date of business combination	20 days
Threshold period for exercise of warrants become effective	60 days
Initial public offering | Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of shares per unit | shares	1
Number of shares issued for each warrant | shares	1
Exercise price of warrants | $ / shares	$ 11.5		$ 11.5
Trading days for computation of fair market value	10 days
Minimum share price required for redemption of warrants | $ / shares	$ 18
Redemption price per warrant | $ / shares	$ 0.01
Redemption period of warrant	30 days
Threshold consecutive trading days of warrants redemption | D	20
Threshold trading days of warrants redemption | D	30
Threshold business days from business combination for redemption of warrants	30 days
Threshold business days prior to redemption notice for redemption of warrants	3 days
Over- allotment options
INITIAL PUBLIC OFFERING
Number of units offered | shares	3,600,000	3,600,000